CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (16,022)	$ (15,365)	$ (7,022)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and disposal of property and equipment	38	17	5
Share based compensation	700	2,623	736
Interest on short-term deposit	39	(18)	(28)
Changes in operating assets and liabilities:
Decrease (increase) in receivables and prepaid expenses	399	(786)	(245)
Decrease (increase) in long-term assets	13	(24)	(4)
Increase (decrease) in trade payables	(712)	127	1,239
Increase in other accounts payable	129	107	910
Increase (decrease) in long-term liabilities	(70)	70	0
Net cash used in operating activities	(15,486)	(13,249)	(4,409)
Cash flow from investing activities
Withdrawal of (investment in) short-term bank deposits	9,000	10,000	(22,000)
Purchase of property and equipment	(18)	(48)	(63)
Net cash provided by (used in) investing activities	8,982	9,952	(22,063)
Cash flow from financing activities
Issuance of shares and warrants, net	6,089	0	36,785
Net cash provided by financing activities	6,089	0	36,785
Increase (decrease) in cash and cash equivalents	(415)	(3,297)	10,313
Cash and cash equivalents, beginning of the year	7,286	10,583	270
Cash and cash equivalents, end of the year	6,871	7,286	10,583
Supplemental disclosures of cash flow information:
Cash paid for taxes	210	4	0
Cash received for interest	$ 120	$ 162	$ 57